COMMITMENTS (Tables)	12 Months Ended
Jan. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments [Table Text Block]
Year ending January 31,	Third parties	Related parties	Total
	$	$	$
2025	597,662	762,439	1,360,101
2026	614,225	785,313	1,399,538
2027	631,286	808,872	1,440,158
2028	648,858	833,138	1,481,996
Thereafter	3,561,898	4,473,246	8,035,144
	6,053,929	7,663,008	13,716,937